UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2019 (Unaudited)

DWS Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 71.6%
U.S. Government Sponsored Agencies 58.9%
Federal Farm Credit Bank:
1-month LIBOR minus 0.145%, 2.355% **, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.145%, 2.357% **, 2/26/2019	30,000,000	29,999,917
3-month LIBOR minus 0.180%, 2.361% **, 11/1/2019	25,000,000	25,000,000
1-month LIBOR minus 0.135%, 2.384% **, 4/11/2019	14,500,000	14,500,000
1-month LIBOR minus 0.123%, 2.391% **, 8/13/2019	25,000,000	25,000,000
1-month LIBOR minus 0.110%, 2.404% **, 3/12/2019	28,000,000	27,999,838
1-month LIBOR minus 0.095%, 2.415% **, 7/25/2019	12,000,000	11,999,927
1-month LIBOR minus 0.075%, 2.425% **, 4/29/2019	27,000,000	26,999,676
1-month LIBOR minus 0.075%, 2.438% **, 11/5/2019	18,000,000	17,998,602
1-month LIBOR minus 0.050%, 2.452% **, 2/4/2020	32,000,000	32,000,000
1-month LIBOR plus 0.010%, 2.513% **, 8/19/2020	7,500,000	7,501,258
2.626% *, 8/21/2019	10,000,000	9,855,392
1-month LIBOR plus 0.190%, 2.693% **, 6/20/2019	30,000,000	30,030,701
Federal Home Loan Bank:
2.49% *, 5/6/2019	20,000,000	19,999,290
Step-Up Coupon 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/2019	35,000,000	35,000,000
2.342% *, 3/20/2019	11,000,000	10,966,826
1-month LIBOR minus 0.125%, 2.378% **, 6/21/2019	40,000,000	40,000,000
3-month LIBOR minus 0.245%, 2.384% **, 8/16/2019	35,000,000	34,988,288
1-month LIBOR minus 0.110%, 2.393% **, 2/22/2019	60,500,000	60,500,000
2.413% *, 2/12/2019	15,000,000	14,989,092
2.413% *, 2/25/2019	10,000,000	9,984,133
1-month LIBOR minus 0.100%, 2.421% **, 3/8/2019	35,000,000	35,000,000
2.423% *, 2/7/2019	12,500,000	12,495,021
1-month LIBOR minus 0.090%, 2.423% **, 4/5/2019	55,000,000	55,000,000
1-month LIBOR minus 0.080%, 2.427% **, 2/4/2019	24,200,000	24,200,000
1-month LIBOR minus 0.080%, 2.427% **, 4/4/2019	40,000,000	40,000,000
1-month LIBOR minus 0.085%, 2.429% **, 9/13/2019	38,000,000	38,000,000
SOFR plus 0.040%, 2.43% **, 6/21/2019	30,000,000	30,000,000
2.433% *, 3/27/2019	25,000,000	24,910,000
1-month LIBOR minus 0.065%, 2.437% **, 8/28/2019	18,500,000	18,500,000
SOFR plus 0.060%, 2.45% **, 9/10/2019	28,000,000	28,000,000
1-month LIBOR minus 0.060%, 2.453% **, 12/6/2019	30,000,000	30,000,000
SOFR plus 0.065%, 2.455% **, 11/15/2019	22,500,000	22,500,000
1-month LIBOR minus 0.055%, 2.459% **, 1/14/2020	30,000,000	30,000,000
3-month LIBOR minus 0.310%, 2.461% **, 3/11/2019	40,000,000	40,000,000
2.5% *, 5/7/2019	44,000,000	43,998,383
3-month LIBOR minus 0.230%, 2.508% **, 12/3/2019	25,000,000	25,000,000
3-month LIBOR minus 0.190%, 2.517% **, 8/28/2019	35,000,000	35,000,000
2.53% *, 5/31/2019	10,000,000	9,917,526
3-month LIBOR minus 0.200%, 2.587% **, 1/16/2020	14,000,000	14,000,000
2.596% *, 7/29/2019	35,000,000	34,556,978
Federal Home Loan Bank Discount Notes:
2.428% *, 3/29/2019	40,000,000	39,850,978
2.444% *, 3/29/2019	75,250,000	74,968,950
2.479% *, 4/3/2019	15,000,000	14,937,856
Federal Home Loan Mortgage Corp.:
Step-Up Coupon, 2.53% to 3/20/2019, 2.78% to 6/20/2019, 3.03% to 9/20/2019	14,600,000	14,600,000
1-month LIBOR minus 0.150%, 2.364% **, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.150%, 2.364% **, 2/13/2019	45,000,000	45,000,000
SOFR minus 0.020%, 2.37% **, 4/25/2019	12,000,000	12,000,000
1-month LIBOR minus 0.110%, 2.392% **, 5/28/2019	33,000,000	33,000,000
2.393% *, 2/20/2019	45,000,000	44,943,950
SOFR plus 0.010%, 2.4% **, 7/11/2019	14,000,000	14,000,000
1-month LIBOR minus 0.100%, 2.413% **, 3/18/2019	32,000,000	32,000,000
SOFR plus 0.025%, 2.415% **, 5/8/2019	38,750,000	38,750,000
SOFR plus 0.030%, 2.42% **, 6/19/2019	32,000,000	32,000,000
1-month LIBOR minus 0.100%, 2.421% **, 8/8/2019	68,000,000	67,998,020
Federal National Mortgage Association:
SOFR plus 0.060%, 2.45% **, 7/30/2020	16,500,000	16,500,000
SOFR plus 0.070%, 2.46% **, 10/30/2019	5,000,000	5,000,000
SOFR plus 0.100%, 2.49% **, 4/30/2020	5,000,000	5,000,000
		1,608,940,602
U.S. Treasury Obligations 12.7%
U.S. Treasury Bills:
2.225% *, 2/14/2019	22,000,000	21,982,562
2.368% *, 3/21/2019	35,000,000	34,891,010
2.368% *, 3/21/2019	35,000,000	34,890,987
2.423% *, 4/11/2019	35,000,000	34,839,604
2.424% *, 4/11/2019	35,000,000	34,839,671
2.514% *, 6/13/2019	25,590,000	25,357,302
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.475% **, 4/30/2019	95,000,000	95,023,956
U.S. Treasury Note, 2.75% *, 2/15/2019	65,000,000	65,006,775
		346,831,867
Total Government & Agency Obligations (Cost $1,955,772,469)		1,955,772,469
Repurchase Agreements 32.3%
Barclays Bank PLC, 2.55%, dated 1/31/2019, to be repurchased at $110,007,792 on 2/1/2019 (a)	110,000,000	110,000,000
BNP Paribas, 2.58%, dated 1/31/2019, to be repurchased at $211,715,172 on 2/1/2019 (b)	211,700,000	211,700,000
Wells Fargo Bank, 2.59%, dated 1/31/2019, to be repurchased at $560,740,339 on 2/1/2019 (c)	560,700,000	560,700,000
Total Repurchase Agreements (Cost $882,400,000)		882,400,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,838,172,469)	103.9	2,838,172,469
Other Assets and Liabilities, Net	(3.9)	(105,856,196)
Net Assets	100.0	2,732,316,273

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate security. These securities are shown at their current rate as of January 31, 2019.
(a)	Collateralized by $111,942,000 U.S. Treasury Note, 2.5%, maturing on 01/31/2024 with a value of $112,200,026.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
213,156,400	U.S. Treasury Notes	1.75-3.5	5/15/2020-9/30/2022	215,679,898
619,600	U.S. Treasury STRIPS	Zero Coupon	8/15/2040-11/15/2047	254,129
Total Collateral Value				215,934,027

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
339,292,336	Federal National Mortgage Association	2.494-6	9/1/2026-1/1/2049	347,115,195
219,402,250	Federal National Mortgage Corp.- Interest Only	2.5-4.5	1/1/2033-2/1/2049	224,798,805
Total Collateral Value				571,914,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (d)	$—	$1,955,772,469	$—	$1,955,772,469
Repurchase Agreements	—	882,400,000	—	882,400,000
Total	$—	$2,838,172,469	$—	$2,838,172,469

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019